Convertible notes payable (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Oct. 14, 2024 CNY (¥)	Oct. 07, 2024 shares	Aug. 01, 2024 shares	Jun. 05, 2024 shares	Feb. 27, 2024 shares	Dec. 31, 2023 CNY (¥)
Convertible Notes Payable
Convertible Notes Payable	$ 20,740,480		¥ 149,090,866						¥ (0)
Convertible payable issued	97,630,000	¥ 701,803,492
Converted to shares	$ 76,889,520	¥ 552,712,626
Aggregate principal amount | shares					20,000,000	30,000,000	30,000,000	11,000,000
Convertible note principal amount				¥ 5,000,000
Convertible notes payable			¥ 20,000,000